Leases - The Group as a Lessee - Summary of Quantitative Information About Right-Of-Use Assets (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	$ 16,035
End of financial year	15,419	$ 16,035
Current	4,439	3,686
Non-current	12,452	13,567
Lease liabilities	16,891	17,253
Interest expense on lease liabilities	742	727	$ 598
Short-term lease expense	94	68	944
Low-value lease expense	61	28	60
Total	155	96	1,004
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	22,832	21,977
Additions	2,754	1,578
Expiration of leases	(1,696)	(630)
Acquisition of subsidiaries (Note 28(c))	1,003	0
Currency revaluation adjustments	(35)	(93)
End of financial year	24,858	22,832	21,977
Accumulated amortization and depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	6,797	3,131
Depreciation charge	4,330	3,959
Impairment	8	402
Expiration of leases	(1,696)	(630)
Currency revaluation adjustments	0	(65)
End of financial year	$ 9,439	$ 6,797	$ 3,131